NET INCOME (LOSS) PER SHARE (Computation of Basic and Diluted Net Income (Loss) Per Share) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
NET INCOME (LOSS) PER SHARE [Abstract]
Net income (loss) (numerator), basic and diluted	$ (16,226,710)	$ 22,587,921	$ 20,661,649
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	1,882,296,976	1,828,191,540	1,714,924,612
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options, nonvested shares and warrants using the treasury stock method		47,328,554	36,696,728
Total weighted average shares used in computing diluted net income (loss) per share	1,882,296,976	1,875,520,094	1,751,621,340
Net income (loss) per share, basic	$ (0.01)	$ 0.01	$ 0.01
Net income (loss) per share, diluted	$ (0.01)	$ 0.01	$ 0.01